INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income (Loss) before Taxes on Income
The Company's current income tax liability in 2013, 2012 and 2011, based on its income in such years, is presented in the following table:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
Income (loss) before taxes on income:
Domestic (Israel)	$2,322	$1,124	$646
Foreign	3,102	4,355	3,292
	5,424	5,479	3,938

Schedule of Components for Provision for Income Taxes
Provision for income taxes:
Deferred taxes	1,104	(104)	(504)
Current taxes	(1,676)	(1,666)	(823)
	$(572)	$(1,770)	$(1,327)

Schedule of Deferred Tax Assets And Liabilities
Significant components of the deferred tax assets and liabilities of the Company and its subsidiaries are as follows.

	December 31,
	2 0 1 3	2 0 1 2
Deferred tax assets:
Loss carryforwards	$219	$703
Temporary differences	1,165	494
Total deferred tax assets	1,384	1,197
Valuation allowance	(216)	(827)
	$1,168	$370
Deferred tax liabilities:
Intangible assets	(328)	(638)
Exempt Approved Enterprise earnings	-	(787)
Total deferred tax liabilities	(328)	(1,425)
Total deferred tax assets (liabilities), net	$840	$(1,055)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
The following is a reconciliation of the theoretical tax expense assumed that all income is taxed at the statutory tax rate in Israel and other jurisdiction to the actual income tax reported in the Company's statements of operations:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
Income before income taxes as reported
in the consolidated statements of operations	$5,424	$5,479	$3,938

Income taxes under statutory tax rate	1,466	1,816	1,257

Increase (decrease) in taxes:

Decrease in valuation allowance	(611)	(693)	(190)
Increase (decrease) in taxes resulting from permanent differences and non-deductible expenses	5	(48)	204
Tax in respect of prior years	81	711	-
Differences in taxes arising from differences between Israeli currency income and dollar income, net (*)	83	172	56
Differences to statutory tax rate in Israel	(246)	-	-
Temporary differences	(296)	-	-
Other	90	(188)	-
Income taxes in the statements
of operations	$572	$1,770	$1,327

(*)
Differences between Israeli currency income and dollar income are based on changes in the Israeli CPI (the basis for computation of taxable income in Israel) and the exchange rate of Israeli currency relative to the dollar.

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

Year ended
December 31,
2 0 1 3

Balance at January 1, 2013	$787
Gross change in tax positions of current period	-
Gross change for tax positions of prior year	-
Balance at December 31, 2013	$787

Year ended
December 31,
2 0 1 2

Balance at January 1, 2012	$544
Gross change tax positions of current period	463
Gross change for tax positions of prior year	(220)
Balance at December 31, 2012	$787